TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits, beginning balance		$ 213
Deduction of unrecognized tax benefits		(213)
Increase in tax provisions prior years	261
Increase in tax provisions current year	54
Gross unrecognized tax benefits, ending balance	315
Penalties and interest accrued	$ 57